PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 9,874	$ 7,465	$ 7,337
Reduction to fully depreciated equipment and leasehold improvements that are no longer in use	$ 732	$ 46,051